FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 10) - Derivative Hedged Item [Member] $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 304,159	$ 101,930	$ 305,862	$ 101,930
Fair value	$ 341,229	$ 114,353	$ 340,511	$ 113,477